Investments in and Advances to Equity Accounted Joint Venture (Tables)	9 Months Ended
Sep. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Equity Accounted Investments

	As at September 30, 2019	As at December 31, 2018
	$	$
High-Q Joint Venture	26,418	25,766